Future Minimum lease Payments of Operating Lease Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 739
2014	62
2015	47
2016	24
2017	9
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 881